DIGITAL ASSETS - Narrative (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restricted By Lock-Up Schedules
Crypto Asset, Activity [Line Items]
Restricted crypto assets	$ 14.8	$ 59.9
Restricted By Lock-Up Schedules | Maximum
Crypto Asset, Activity [Line Items]
Restriction duration	2 years
Crypto Assets Staked
Crypto Asset, Activity [Line Items]
Restricted crypto assets	$ 323.1	$ 371.7
Crypto Assets Staked | Maximum
Crypto Asset, Activity [Line Items]
Restriction duration	7 days	11 days
Bitcoin
Crypto Asset, Activity [Line Items]
Percentage of digital assets issued	34.00%	18.00%
Aave
Crypto Asset, Activity [Line Items]
Percentage of digital assets issued	15.00%	10.00%
Galaxy Digital Holdings, LP
Crypto Asset, Activity [Line Items]
Blockchain rewards generated from proprietary staking activities		$ 30.0	$ 4.0	$ 7.5
Net realized gain / (loss)		0.0	0.0	$ (44.6)
Galaxy Digital Holdings, LP | Restricted By Lock-Up Schedules
Crypto Asset, Activity [Line Items]
Restricted crypto assets		59.9	68.0
Galaxy Digital Holdings, LP | Restricted By Lock-Up Schedules | Maximum
Crypto Asset, Activity [Line Items]
Restriction duration	3 years
Galaxy Digital Holdings, LP | Crypto Assets Staked
Crypto Asset, Activity [Line Items]
Restricted crypto assets		$ 371.7	$ 163.3
Restriction duration		11 days	11 days
Galaxy Digital Holdings, LP | Crypto Asset, Decentralized Finance Protocols
Crypto Asset, Activity [Line Items]
Percentage of digital assets issued		41.00%
Galaxy Digital Holdings, LP | Bitcoin
Crypto Asset, Activity [Line Items]
Percentage of digital assets issued		18.00%
Galaxy Digital Holdings, LP | Aave
Crypto Asset, Activity [Line Items]
Percentage of digital assets issued		10.00%